Document and Entity Information	Dec. 22, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001811764
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 22, 2023
Entity Registrant Name	POINT BIOPHARMA GLOBAL INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39373
Entity Tax Identification Number	85-0800493
Entity Address, Address Line One	4850 West 78th Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	543-9957
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	PNT
Entity Emerging Growth Company	true
Entity Ex Transition Period	false